Cash and cash equivalents - Summary of Cash and Cash Equivalents Presented in the Financial Position (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	$ 1,051,641	$ 934,166
Cash-in-transit	143,496	42,044
Short term investments	25,334	8,766
Total cash and cash equivalents	$ 1,220,471	$ 984,976	$ 1,000,040	$ 610,016